Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Long term debt, current	$ 300	$ 300	$ 9,941
Long term debt, noncurrent			6,724
Long term debt	300	300	16,665
2024 Convertible Notes [Member]
Debt Instrument [Line Items]
Long term debt, current			255
Long term debt, noncurrent			200
Long term debt			455
2024 Convertible Notes Fair Value [Member]
Debt Instrument [Line Items]
Long term debt, current			8,986
Long term debt, noncurrent
Long term debt			8,986
Related Party Convertible Notes Payable At Fair Value [Member]
Debt Instrument [Line Items]
Long term debt, current
Long term debt, noncurrent			6,524
Long term debt			6,524
Related Party Loan Payable [Member]
Debt Instrument [Line Items]
Long term debt, current	300	300	700
Long term debt, noncurrent
Long term debt	$ 300	$ 300	$ 700